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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC
Mail Processing
Section
SEP 16 2016
Washington DC

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Investors Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attachment A
3. Class of New Derivative Securities Product:
See Attachment A
4. Name of Underlying Instrument:
See Attachment A
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attachment A
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attachment A
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See Attachment A
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable

16019201

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Claudia Crowley

Title:
Chief Regulatory Officer

Telephone Number:
646-343-2041

Manual Signature of Official Responsible for Form:
Claudia Crowley

Date:
September 8, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 16 2016

SEC 2449 (6-01)

Instructions for Completing Form 19b-4(e)

I. Terms. Unless the context clearly indicates otherwise, terms used in this Form have the meaning ascribed to them in the Securities Exchange Act of 1934, as amended, and Rule 19b-4 thereunder.

II. Who Must File; When to File. Rule 19b-4(e) requires every self-regulatory organization (SRO), seeking to rely on Rule 19b-4(e) to file Form 19b-4(e) with the Securities and Exchange Commission (Commission or SEC) at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change. Each time an SRO files Form 19b-4(e), the execution page must be completed.

III. Number of Copies; How and Where to File. File the original and nine copies of each Form 19b-4(e) with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. The SRO must keep an exact copy of the filing for its records. All copies must be legible. The filing date of any Form 19b-4(e) is the date of its actual receipt by the SEC, provided that the filing complies with applicable requirements.

IV. Format of Filing. An SRO may use the printed Form 19b-4(e) or a reproduction of it.

V. Paperwork Reduction Act Disclosure. Form 19b-4(e) requires an SRO filing the Form to provide the Commission with certain information concerning the nature of the new derivative securities product it intends to list and/or trade.

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Sections 3(a)(26), 3(a)(27), 3(a)(28), 3(b), 19(b), 23(a) and 36(a) of the Securities Exchange Act of 1934 authorize the Commission to collect information on Form 19b-4(e) from SROs. See 15 U.S.C. §§78c(a)(26), 78c(a)(27), 78c(a)(28), 78c(b), 78s(b), 78w(a), 78mm(a).

Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate on the facing page of Form 19b-4(e) and any suggestions for reducing this burden.

The principal purpose of Form 19b-4(e) is to enable the Commission to maintain an accurate record of the listing and trading of all new derivative securities products on the SROs not deemed to be proposed rule changes pursuant to Rule 19b-4(e).

It is estimated SROs will spend approximately 2 hours completing each Form 19b-4(e).

It is mandatory that an SRO file Form 19b-4(e) with the Commission at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change.

No assurance of confidentiality is given by the Commission with respect to the responses made in the Form. The public has access to the information contained in the Form.

This collection of information has been reviewed by the Office of Management and Budget (OMB) in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2 and the routine uses of the records are set forth at 40 FR 39255 (August 27, 1975) and 41 FR 5318 (February 5, 1976).

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
AGQ	Trust	Trust Issued Receipts	London Bullion Market Association (LBMA) Silver Price ("London Silver Price")	US	N/A
CMD	Trust	Trust Issued Receipts	Bloomberg Commodity Index	US	Narrow
EUO	Trust	Trust Issued Receipts	4:00 p.m. ET euro in U.S. dollar terms (EUR/USD cross rate) as published by Bloomberg	US	N/A
GLL	Trust	Trust Issued Receipts	London Bullion Market Association (LBMA) PM Gold Price	US	N/A
REK	Fund	Index Fund Shares	Dow Jones U.S. Real Estate Index	US	Narrow
SBM	Fund	Index Fund Shares	Dow Jones U.S. Basic Materials Index	US	Narrow
SCO	Trust	Trust Issued Receipts	Bloomberg WTI Crude Oil Subindex	US	Narrow
TVIX	Corporation	ETN	S&P 500 VIX Short-Term Futures Index	US	Broad
TVIZ	Corporation	ETN	S&P 500 VIX Mid-Term Futures Index Excess Return	US	Broad
UBIO	Fund	Index Fund Shares	NASDAQ Biotechnology Index	US	Broad
UCD	Trust	Trust Issued Receipts	Bloomberg Commodity Index	US	Narrow
UCO	Trust	Trust Issued Receipts	Bloomberg WTI Crude Oil Subindex	US	Narrow
UGL	Trust	Trust Issued Receipts	London Bullion Market Association (LBMA) PM Gold Price	US	N/A
ULE	Trust	Trust Issued Receipts	4:00 p.m. ET euro in U.S. dollar terms (EUR/USD cross rate) as published by Bloomberg	US	N/A
VIIX	Corporation	ETN	S&P 500 VIX Short-Term Futures Index	US	Broad
VIIZ	Corporation	ETN	S&P 500 VIX Mid-Term Futures Index Excess Return	US	Broad
XIV	Corporation	ETN	S&P 500 VIX Short-Term Futures Index	US	Broad
YAO	Fund	Index Fund Shares	AlphaShares China All Cap Index	Global	Broad
YCL	Trust	Trust Issued Receipts	4:00 p.m. ET yen in U.S. dollar terms (JPY/USD cross rate) as published by Bloomberg	US	N/A
YCS	Trust	Trust Issued Receipts	4:00 p.m. ET yen in U.S. dollar terms (JPY/USD cross rate) as published by Bloomberg	US	N/A
YDIV	Fund	Index Fund Shares	NASDAQ International Multi-Asset Diversified Income Index	Global	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
YGRO	Corporation	ETN	Yorkville MLP Distribution Growth Leaders Liquid PR Index	US	Broad
YLCO	Fund	Index Fund Shares	Indxx Global Yieldco Index	Global	Broad
YLD	Fund	Managed Fund Shares	N/A	Global	N/A
YMLI	Fund	Index Fund Shares	Solactive High Income Infrastructure MLP Index	US	Broad
YMLP	Fund	Index Fund Shares	Solactive High Income MLP Index	US	broad
YPRO	Fund	Managed Fund Shares	N/A	US	N/A
YXI	Fund	Index Fund Shares	FTSE China 50 Index	Global	Broad
YYY	Fund	Index Fund Shares	ISE High Income Index	US	Broad
ZBIO	Fund	Index Fund Shares	NASDAQ Biotechnology Index	US	Broad
ZIV	Corporation	ETN	S&P 500 VIX Mid-Term Futures Index Excess Return	US	Broad
ZLRG	Fund	Index Fund Shares	Zacks Earnings Large-Cap U.S. Index	US	Broad
ZMLP	Fund	Index Fund Shares	Zacks MLP Index	US	Broad
ZROZ	Fund	Index Fund Shares	BofA Merrill Lynch Long Treasury Principal STRIPS Index	US	Broad
ZSL	Trust	Trust Issued Receipts	London Bullion Market Association (LBMA) Silver Price ("London Silver Price")	US	N/A
ZSML	Fund	Index Fund Shares	Zacks Earnings Small-Cap U.S. Index	US	Broad